Segments - Schedule of ING Group total (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [line items]
- Net interest income	€ 7,082	€ 7,021
- Net fee and commission income	1,822	1,710
- Additions to loan loss provision	1,189	131	€ 516
Total expenses	6,871	5,691
Result before taxation	11,005	4,484
Taxation	3,180	1,265
Non-controlling interests	80	59
Net result	7,745	3,161
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Total income	(8,594)	(956)
- Operating expenses	0	0
Taxation	(2,456)	(260)
Non-controlling interests	0	0
Net result	(6,139)	(697)
Results IFRS-EU [member]
Disclosure of operating segments [line items]
Total income	9,282	9,219
- Operating expenses	6,871	5,691
Taxation	724	1,005
Non-controlling interests	80	59
Net result	1,606	2,464
ING Group [member]
Disclosure of operating segments [line items]
Net result	7,745	3,161
ING Group [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Net result	6,139	697
ING Group [member] | Results IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	6,880	6,853
- Net fee and commission income	1,822	1,710
- Total investment and other income	580	656
Total income	9,282	9,219
- Operating expenses	5,682	5,560
- Additions to loan loss provision	1,189	131
Total expenses	6,871	5,691
Result before taxation	2,411	3,528
Taxation	724	1,005
Non-controlling interests	80	59
Net result	1,606	2,464
ING Group [member] | ING Bank N.V. [member]
Disclosure of operating segments [line items]
Net result	7,749	3,163
ING Group [member] | ING Bank N.V. [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Net result	6,139	697
ING Group [member] | ING Bank N.V. [member] | Results IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	6,884	6,852
- Net fee and commission income	1,822	1,710
- Total investment and other income	576	653
Total income	9,282	9,215
- Operating expenses	5,678	5,553
- Additions to loan loss provision	1,189	131
Total expenses	6,866	5,685
Result before taxation	2,416	3,530
Taxation	726	1,005
Non-controlling interests	80	59
Net result	1,610	2,467
ING Group [member] | Other banking [member]
Disclosure of operating segments [line items]
Net result	(4)	(2)
ING Group [member] | Other banking [member] | Results IFRS-EU [member]
Disclosure of operating segments [line items]
- Net interest income	(4)
- Net fee and commission income	0	0
- Total investment and other income	4	4
Total income		4
- Operating expenses	5	6
Total expenses	5	6
Result before taxation	(5)	(2)
Taxation	(1)
Non-controlling interests		0
Net result	€ (4)	€ (2)